Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 28,299	$ 37,430	$ 59,491	$ 70,062
Share-based compensation	18,615	30,287	36,028	62,021
Travel expenses	4,605	5,311	8,859	10,762
Professional services	5,115	6,149	11,339	13,219
Office expenses	3,296	3,673	6,795	7,802
Directors’ expenses	822	958	1,557	1,665
Other expenses	3,791	1,464	7,347	5,523
Total selling, general and administrative expenses	$ 64,543	$ 85,272	$ 131,416	$ 171,054